Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Accounts receivable	$1,888,934	$3,682,126
Less: allowance for credit losses	(634,321)	(395,796)
Accounts receivable, net	$1,254,613	$3,286,330

The movement of allowance of credit losses is as follows:

	As of September 30,
	2024	2023
	US$	US$
Balance at beginning of the year	$395,796	$4,780
Addition	217,035	404,595
Foreign exchange translation	21,490	(13,579)
Balance at end of the year	$634,321	$395,796